CHANGE IN FISCAL YEAR END	12 Months Ended
Dec. 31, 2025
Quarterly Financial Information Disclosure [Abstract]
CHANGE IN FISCAL YEAR END

27. CHANGE IN FISCAL YEAR END

During the nine months ended December 31, 2024, the Group changed its fiscal year end from March 31 to December 31.

The consolidated financial statements for the nine months ended December 31, 2024 is not comparable to that as of and for the fiscal years ended March 31, 2024. For comparison purposes, the Group included the selected data from unaudited Consolidated Statements of Comprehensive Loss for the nine months ended December 31, 2023 as below:

	For the nine months ended December 31,
	2023	2024
	RMB	RMB
	(unaudited)

Revenue	1,055,578	1,495,206
Cost of revenues	(996,052)	(1,392,815)
Gross profit	59,526	102,391
Operating expenses	(279,249)	(308,579)
Other operating income, net	17,066	31,677
Loss from operations	(202,657)	(174,511)
Loss before income tax expense	(238,493)	(201,724)
Net loss	(226,822)	(199,334)
Weighted average number of ordinary shares outstanding – basic and diluted	1,430,901,818	56,744,742,647
Net loss per share attributable to ordinary shareholders, basic and diluted	(0.35)	(0.00)